UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      MARCH 31, 2009

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):              [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             NOTTINGHAM ADVISORS INC.
Address:          500 Essjay Rd. Suite 220
                  Williamsville, NY  14221

Form 13F File Number:    028-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer signing for Community Bank Services Inc.
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer                    Williamsville, NY                04/09/09
------------------                  -----------------              ------------
[Signature]                           [City, State]                  [Date]

Report Type       (Check only one.):
[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               73

Form 13F Information Table Value Total:              $135406
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
13F report
                                                         31-Mar-09


                                                                                                                 VOTING AUTHORITY
                                                              VALUE    SHARES/    SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                    TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN  CALL DSCRETN  MANAGERS  SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Abiomed Inc.                      COM               003654100   558         113816 SH       Sole                  113816
America Movil ADR                 COM               02364W105   910          33592 SH       Sole                   33592
AngioDynamics Inc.                COM               03475V101   798          71032 SH       Sole                   71032
Apple Computer                    COM               037833100  1619          15401 SH       Sole                   15401
Biosensors International Group    COM               G11325100    31         128000 SH       Sole                  128000
Boston Scientific Corp.           COM               101137107   271          34086 SH       Sole                   34086
Cameco Corp.                      COM               13321L108  1048          61012 SH       Sole                   61012
Cardionet, Inc.                   COM               14159L103  1440          51322 SH       Sole                   51322
Cisco Systems Inc.                COM               17275R102  1400          83510 SH       Sole                   83510
Conocophillips                    COM               20825C104  1012          25835 SH       Sole                   25835
Exxon Mobil Corp.                 COM               30231G102   867          12734 SH       Sole                   12734
General Electric Co.              COM               369604103  1110         109760 SH       Sole                  109760
ICO Therapeutics Inc              COM               45107J105     6          33682 SH       Sole                   33682
Johnson & Johnson                 COM               478160104   300           5702 SH       Sole                    5702
Kraft Foods Inc - A               COM               50075N104   914          41011 SH       Sole                   41011
M&T Bank Corp.                    COM               55261F104  1201          26545 SH       Sole                   26545
Microsoft Inc.                    COM               594918104   430          23413 SH       Sole                   23413
NMT Medical Inc.                  COM               629294109   155         193850 SH       Sole                  193850
Naturalnano Inc.                  COM               63901A105     1         103400 SH       Sole                  103400
Synergetics USA Inc.              COM               87160G107    74          94271 SH       Sole                   94271
Trans1 Inc.                       COM               89385X105  1860         305341 SH       Sole                  305341
Urologix Inc.                     COM               917273104    76         200158 SH       Sole                  200158
Waste Management Inc.             COM               94106L109  1187          46372 SH       Sole                   46372
Consumer Discretionary Select                       81369Y407  3374         171681 SH       Sole                  171681
DB Commodity Index Tracking Fd                      73935S105  3413         170627 SH       Sole                  170627
Financial Select Sector SPDR                        81369Y605   127          14360 SH       Sole                   14360
Powershares Global Water Portf                      73935X575  2236         187454 SH       Sole                  187454
S & P Mid-Cap 400 Dep Rcpts                         595635103  9188         103711 SH       Sole                  103711
S&P 500 Dep Receipt                                 78462F103   316           3970 SH       Sole                    3970
SPDR FTSE/Macquarie Global Inf                      78463X855  2935          88520 SH       Sole                   88520
SPDR Gold Trust                                     78463V107  4716          52241 SH       Sole                   52241
Technology Select Sector SPDR                       81369Y803  4045         258956 SH       Sole                  258956
Vanguard Emerging Markets ETF                       922042858  3336         141609 SH       Sole                  141609
Vanguard Mid-Cap VIPERS ETF                         922908629  2470          62600 SH       Sole                   62600
iShares MSCI Canada Index                           464286509  2704         164296 SH       Sole                  164296
iShares MSCI EAFE Index                             464287465 12298         327153 SH       Sole                  327153
iShares MSCI Emerging Markets                       464287234  3358         135359 SH       Sole                  135359
iShares Russell 1000 Growth In                      464287614 18661         531950 SH       Sole                  531950
iShares Russell 1000 Value Ind                      464287598 15450         379140 SH       Sole                  379140
iShares Russell 2000 Growth In                      464287648   287           6241 SH       Sole                    6241
iShares Russell 2000 Value Ind                      464287630   257           6523 SH       Sole                    6523
iShares Russell Midcap Growth                       464287481   463          15382 SH       Sole                   15382
iShares Russell Midcap Value I                      464287473   419          17475 SH       Sole                   17475
iShares S&P Europe 350                              464287861   360          14075 SH       Sole                   14075
iShares S&P Global Healthcare                       464287325  3445          86530 SH       Sole                   86530
iShares S&P Global Infrastruct                      464288372   364          14872 SH       Sole                   14872
iShares S&P Small Cap 600 Inde                      464287804  7542         207260 SH       Sole                  207260
iShares S&P U.S. Preferred Sto                      464288687  2015          88413 SH       Sole                   88413
Aim Intl Small Company Fd Cl A                      008879561   366      40306.457 SH       Sole                40306.46
Aim Real Estate Fund Cl A                           00142C565   539      53600.524 SH       Sole                53600.52
Allianz CCM Capital Appreciati                      018918128   411      37608.335 SH       Sole                37608.34
Credit Suisse Commodity Return                      22544R305   254      35255.066 SH       Sole                35255.07
Davis New York Venture Fund A                       239080104   655       31561.93 SH       Sole                31561.93
Dodge & Cox Intl Stock Fund                         256206103   340      17861.956 SH       Sole                17861.96
Dreyfus Appreciation Fund Inc.                      261970107   400      15977.535 SH       Sole                15977.54
Dreyfus Premier Tax Managed Gr                      261978381   170      14112.596 SH       Sole                 14112.6
JP Morgan Mid Cap Value Fund C                      339128308   392      29476.372 SH       Sole                29476.37
Janus Advisor Forty Fund                            47102R405   848      38956.352 SH       Sole                38956.35
Keeley Small Cap Value Cl. A                        487300501   259      19692.092 SH       Sole                19692.09
Lazard Emerging Markets Portfo                      52106N764   226      20936.468 SH       Sole                20936.47
MFS Series Tr I - MFS Value Fu                      552983801   288      18854.449 SH       Sole                18854.45
MFS Series Trust I Research                         552983512   564      60516.434 SH       Sole                60516.43
Oppenheimer Capital Appreciati                      68379A107   659      24015.794 SH       Sole                24015.79
Oppenheimer Main Street Small                       68381F102   603      57917.327 SH       Sole                57917.33
Van Kampen Comstock Fund Cl A                       92112D103   978     103783.061 SH       Sole                103783.1
Van Kampen Mid Cap Growth Fund                      92113A702   231      16061.022 SH       Sole                16061.02
Boston Scientific Corp.                             101137107   180          22663 SH       Sole                   22663
Community Bank N.A.                                 203607106  5222         311735 SH       Sole                  311735
Converge Global                                     21247K104     0          10000 SH       Sole                   10000
General Electric Co.                                369604103   130          12850 SH       Sole                   12850
Goldspring Inc.                                     381536101     5         475000 SH       Sole                  475000
Schlumberger                                        806857108   244           6000 SH       Sole                    6000
Trans1 Inc.                                         89385X105   395          64886 SH       Sole                   64886
REPORT SUMMARY                    73               DATA RECORDS             135406
                                                                               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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